RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized and Realized (Losses)/Gains (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commodities
Derivative [Line Items]
Amount of unrealized gains/(losses) in the year	CAD 62,000,000	CAD 123,000,000	CAD (37,000,000)
Amount of realized (losses)/gains in the year	(107,000,000)	(204,000,000)	(151,000,000)
Commodities | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized gains/(losses) in the year	23,000,000	(167,000,000)	(179,000,000)
Foreign exchange
Derivative [Line Items]
Amount of unrealized gains/(losses) in the year	88,000,000	25,000,000	(21,000,000)
Amount of realized (losses)/gains in the year	18,000,000	62,000,000	(112,000,000)
Foreign exchange | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized gains/(losses) in the year	5,000,000	(101,000,000)	0
Interest rate
Derivative [Line Items]
Amount of unrealized gains/(losses) in the year	(1,000,000)	0	0
Amount of realized (losses)/gains in the year	1,000,000	0	0
Interest rate | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized gains/(losses) in the year	1,000,000	4,000,000	CAD 8,000,000
U.S. Northeast Merchant Power Assets
Derivative [Line Items]
Gain (loss) on cash flow hedge	CAD 0
Loss on cash flow hedge		CAD 42,000,000